STOCKHOLDERS' DEFICIT (Details) - Common Stock Options	Mar. 31, 2021 $ / shares
Options or Warrants Outstanding, Number	62,500,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	7.60
Options or Warrants Exercisable, Number	46,625,000
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.12
Warrant 1
Options or Warrants Outstanding, Number	28,000,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	8.63
Options or Warrants Exercisable, Number	28,000,000
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.10
Warrant 2
Options or Warrants Outstanding, Number	2,000,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	4.48
Options or Warrants Exercisable, Number	625,000
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.11
Warrant 3
Options or Warrants Outstanding, Number	2,000,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	4.38
Options or Warrants Exercisable, Number	1,000,000
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.12
Warrant 4
Options or Warrants Outstanding, Number	15,000,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	9.69
Options or Warrants Exercisable, Number	5,000,000
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.14
Warrant 5
Options or Warrants Outstanding, Number	2,000,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	8.93
Options or Warrants Exercisable, Number	2,000,000
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.15
Warrant 6
Options or Warrants Outstanding, Number	13,500,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	3.89
Options or Warrants Exercisable, Number	10,000,000
Options or Warrants Exercisable, Weighted Average Exercise Price	$ 0.16
Minimum | Warrant 1
Options or Warrants Outstanding, Exercise Price	0.10
Options or Warrants Exercisable, Exercise Price	0.10
Minimum | Warrant 2
Options or Warrants Outstanding, Exercise Price	0.11
Options or Warrants Exercisable, Exercise Price	0.11
Minimum | Warrant 3
Options or Warrants Outstanding, Exercise Price	0.12
Options or Warrants Exercisable, Exercise Price	0.12
Minimum | Warrant 4
Options or Warrants Outstanding, Exercise Price	0.14
Options or Warrants Exercisable, Exercise Price	0.14
Minimum | Warrant 5
Options or Warrants Outstanding, Exercise Price	0.15
Options or Warrants Exercisable, Exercise Price	0.15
Minimum | Warrant 6
Options or Warrants Outstanding, Exercise Price	0.16
Options or Warrants Exercisable, Exercise Price	0.16
Maximum | Warrant 1
Options or Warrants Outstanding, Exercise Price	0.109
Options or Warrants Exercisable, Exercise Price	0.109
Maximum | Warrant 2
Options or Warrants Outstanding, Exercise Price	0.119
Options or Warrants Exercisable, Exercise Price	0.119
Maximum | Warrant 3
Options or Warrants Outstanding, Exercise Price	0.129
Options or Warrants Exercisable, Exercise Price	0.129
Maximum | Warrant 4
Options or Warrants Outstanding, Exercise Price	0.149
Options or Warrants Exercisable, Exercise Price	0.149
Maximum | Warrant 5
Options or Warrants Outstanding, Exercise Price	0.159
Options or Warrants Exercisable, Exercise Price	0.159
Maximum | Warrant 6
Options or Warrants Outstanding, Exercise Price	0.169
Options or Warrants Exercisable, Exercise Price	$ 0.169